Inventories (Details) - EUR (€) € in Thousands	Sep. 30, 2024	Dec. 31, 2023
Inventories
Finished goods	€ 1,211,228	€ 1,232,702
Health care supplies	404,191	451,316
Raw materials and purchased components	349,293	361,804
Work in process	134,965	133,353
Inventories	€ 2,099,677	€ 2,179,175